Shareholders' equity (Details) - Schedule of warrants outstanding and exercisable - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Warrants Outstanding And Exercisable Abstract
Warrants, Warrants outstanding	4,469,334
Weighted Average Exercise Price, Warrants outstanding	$ 8.6
Warrants, Issued	4,469,334	4,469,334
Weighted Average Exercise Price, Issued	$ 8.6	$ 8.6
Warrants, Exercised
Weighted Average Exercise Price, Exercised
Warrants, Expired
Weighted Average Exercise Price, Expired
Warrants, Warrants exercisable	4,469,334
Weighted Average Exercise Price, Warrants exercisable	$ 8.6